Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,733,333.36
Previously Paid Amount	0.00
Total Fee Amount	791.77
Total Offset Amount	0.00
Net Fee	$ 791.77
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A